Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans reserve [member]	Financial instruments at fair value through other comprehensive income reserve [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations reserve [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2023	¥ 13,536,965	¥ 2,342,537	¥ 645,774	¥ 7,199,479	¥ (151,799)	¥ 159,584	¥ 1,575,193	¥ 9,433	¥ 884,790	¥ 12,664,991	¥ 106,172	¥ 765,802
Comprehensive income:
Net profit	895,750			873,346						873,346	8,641	13,763
Other comprehensive income	1,685,140					35,526	1,136,616	(8,256)	517,868	1,681,754	3,386
Total comprehensive income	2,580,890			873,346		35,526	1,136,616	(8,256)	517,868	2,555,100	12,027	13,763
Issuance of shares under share-based payment transactions	3,002	1,501	1,501							3,002
Issuance of other equity instruments	698,552											698,552
Acquisition and disposal of subsidiaries and businesses-net	39,854										39,854
Transaction with non-controlling interest shareholders	(102,987)		(85,410)							(85,410)	(17,577)
Dividends to shareholders	(352,789)			(348,177)						(348,177)	(4,612)
Coupons on other equity instruments	(13,763)											(13,763)
Purchases of other equity instruments and sales of other equity instruments-net	(2,010)											(2,010)
Purchases of treasury stock	(211,434)				(211,434)					(211,434)
Sales of treasury stock	402				402					402
Loss on sales of treasury stock	(185)			(185)						(185)
Cancellation of treasury stock				(195,160)	195,160
Share-based payment transactions	(1,092)		(1,092)							(1,092)
Transfer from other reserves to retained earnings				239,920		(35,386)	(204,534)
Put options written on non-controlling interests	102,637		102,637							102,637
Others	1,056		(145)	(1)						(146)	1,202
At end of period at Mar. 31, 2024	16,279,098	2,344,038	663,265	7,769,222	(167,671)	159,724	2,507,275	1,177	1,402,658	14,679,688	137,066	1,462,344
Comprehensive income:
Net profit	516,444			478,132						478,132	6,676	31,636
Other comprehensive income	(25,564)					(29,443)	(7,891)	6,498	5,179	(25,657)	93
Total comprehensive income	490,880			478,132		(29,443)	(7,891)	6,498	5,179	452,475	6,769	31,636
Issuance of shares under share-based payment transactions	3,845	1,923	1,922							3,845
Issuance of other equity instruments	409,972											409,972
Acquisition and disposal of subsidiaries and businesses-net	15,646										15,646
Transaction with non-controlling interest shareholders			(643)							(643)	643
Dividends to shareholders	(418,197)			(412,240)						(412,240)	(5,957)
Coupons on other equity instruments	(31,636)											(31,636)
Purchases of other equity instruments and sales of other equity instruments-net	(3,939)											(3,939)
Purchases of treasury stock	(251,629)				(251,629)					(251,629)
Sales of treasury stock	612				612					612
Loss on sales of treasury stock	(431)			(431)						(431)
Cancellation of treasury stock				(380,176)	380,176
Share-based payment transactions	(1,386)		(1,386)							(1,386)
Transfer from other reserves to retained earnings				382,042		(42,777)	(339,265)
Others	(4,241)		(95)	(1)						(96)	(4,145)
At end of period at Mar. 31, 2025	16,488,594	2,345,961	663,063	7,836,548	(38,512)	87,504	2,160,119	7,675	1,407,837	14,470,195	150,022	1,868,377
Comprehensive income:
Net profit	1,194,960			1,137,557						1,137,557	7,535	49,868
Other comprehensive income	1,066,695					66,297	579,712	435	419,761	1,066,205	490
Total comprehensive income	2,261,655			1,137,557		66,297	579,712	435	419,761	2,203,762	8,025	49,868
Issuance of shares under share-based payment transactions	1,854	927	927							1,854
Issuance of other equity instruments	468,762											468,762
Acquisition and disposal of subsidiaries and businesses-net	5,613										5,613
Transaction with non-controlling interest shareholders	15,700		(58)							(58)	15,758
Share of changes in capital surplus of associates and joint ventures	(29,383)		(29,383)							(29,383)
Dividends to shareholders	(545,352)			(540,292)						(540,292)	(5,060)
Coupons on other equity instruments	(49,868)											(49,868)
Redemption of other equity instruments	(85,000)		(34)							(34)		(84,966)
Purchases of other equity instruments and sales of other equity instruments-net	673											673
Purchases of treasury stock	(250,625)				(250,625)					(250,625)
Sales of treasury stock	759				759					759
Loss on sales of treasury stock	(499)			(499)						(499)
Cancellation of treasury stock				(239,527)	239,527
Share-based payment transactions	1,313		1,313							1,313
Transfer from other reserves to retained earnings				391,408		(58,805)	(332,603)
Others	4,798		(97)							(97)	4,895
At end of period at Mar. 31, 2026	¥ 18,288,994	¥ 2,346,888	¥ 635,731	¥ 8,585,195	¥ (48,851)	¥ 94,996	¥ 2,407,228	¥ 8,110	¥ 1,827,598	¥ 15,856,895	¥ 179,253	¥ 2,252,846